SUPPLEMENTAL CASH FLOW INFORMATION - Non-cash Investing and Financing Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Cash Flow Statement [Abstract]
Common shares issued pursuant to the acquisition of Seabee Gold Operation (note 3)	$ 0	$ (325,202)
Options issued pursuant to the acquisition of Seabee Gold Operation (note 3)	0	(4,045)
Marketable securities received for sale of exploration and evaluation assets (note 6)	992	7,329
Deferred consideration received for sale of exploration and evaluation asset	0	829
Marketable securities provided as consideration for exploration and evaluation expenses	0	(761)
Transfer of share-based payment reserve upon exercise of stock options	(1,339)	(4,258)
Acquisition of Chinchillas mineral property (note 3)	$ 28,839	$ 0